Prepayments and Other Assets, Net - Schedule of Allowance for Credit Losses of Rental and Other Deposits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Doubtful Rental and Other Deposits [Abstract]
Balance at the beginning of the year	¥ 3,959	¥ 3,984	¥ 12,395
Receivables written off for the year		(25)	(8,411)
Balance at the end of the year	¥ 3,959	¥ 3,959	¥ 3,984